PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepaid expense and other assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred channel costs (Note 4)	56,335	59,501	9,337
VAT prepayments	3,433	8,909	1,398
Rental deposits	2,636	489	77
Advances to suppliers	136	481	75
Others	2,079	3,471	544
	64,619	72,851	11,431